Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities
Schedule of right-of-use assets for long-term operating leases

(In thousands)	Office leases
Net book amount as of January 1, 2021	1,954
Additions	25
Modification of operating lease	(43)
Amortization	(1,934)
Effect of foreign currency exchange differences	25
Net book amount as of December 31, 2021	27
Additions	920
Amortization	(56)
Effect of foreign currency exchange differences	(26)
Net book amount as of December 31, 2022	865

Schedule of undiscounted cash payment

(In thousands)
2023	316
2024	316
Total undiscounted payments	632
Less: effect of discounting	(50)
Discounted lease liabilities	582